Other income (Details) - CHF (SFr)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Other income
Other income	SFr 236,997	SFr 266,324	SFr 70,835
Short-term deferred income		86,481
Eurostars/Innosuisse
Other income
Amount of grant awarded			512,032
Proceeds from grants				SFr 380,184
Other income	218,330	244,298	49,405
Other receivables	131,848			SFr 131,848
Short-term deferred income		86,481
IT consultancy agreements
Other income
Other income	SFr 18,667	SFr 22,026	SFr 21,430